Earnings per Share	12 Months Ended
Dec. 31, 2018
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Earnings per Share
30.	Earnings per Share

Basic earnings per share is calculated by dividing the profit from operations attributable to equity holders of the Group by the weighted average number of ordinary shares outstanding during the period, excluding ordinary shares purchased by the Group and held as treasury stock.

Basic earnings per share from operations for the years ended December 31, 2016, 2017 and 2018, is calculated as follows:

	2016		2017		2018
Profit attributable to ordinary shares (In millions of Korean won)	￦	745,090	￦	461,559	￦	645,571
Weighted average number of ordinary shares outstanding (In number of shares)		244,892,313		245,017,175		245,049,466
Basic earnings per share (In Korean won)		3,043		1,884		2,634

Diluted earnings per share from operations is calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential ordinary shares. The Controlling Company has dilutive potential ordinary shares from convertible preferred stocks, stock options and other share-based payments.

Diluted earnings per share from operations for the years ended December 31, 2016, 2017 and 2018 is calculated as follows:

	2016		2017		2018
Profit attributable to ordinary shares (In millions of Korean won)	￦	745,090	￦	461,559	￦	645,571
Adjusted net income attributable to ordinary shares (In millions of Korean won)		(67)		—		—
Diluted profit attributable to ordinary shares (In millions of Korean won)		745,023		461,559		645,571
Number of dilutive potential ordinary shares outstanding (In number of shares)		84,245		79,880		1,163
Weighted average number of ordinary shares outstanding (In number of shares)		244,976,558		245,097,055		245,050,629
Diluted earnings per share (In Korean won)		3,041		1,883		2,634